Debt - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 31, 2023	Oct. 31, 2020 USD ($)	May 31, 2018 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt instruments issued								$ 1,000,000
Borrowings, consideration transferred					$ 1,800,000
Borrowings, exchange requests settled					4,700
Borrowings, exchange request settled, consideration transferred					12,800
Proceeds from settlement of capped call transactions				$ 135,497	203,093	$ 0
Repayment of exchangeable senior notes				$ (1,548,686)	(1,803,244)	(2)
Maximum leverage ratio				3.5
Leverage ration annual increase				4.5
Proceeds from borrowings				$ 1,000,000	0	$ 0
Initial Notes
Disclosure of detailed information about borrowings [line items]
Debt instruments issued							$ 1,000,000
Exchangeable Notes, net
Disclosure of detailed information about borrowings [line items]
Debt instruments issued				0	348,799
Debt interest rate			0.625%
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs			$ 990,000
Borrowings, principal amount repurchased					643,200
Proceeds from settlement of capped call transactions				135,500
Principal amount settled				352,200
Repayment of exchangeable senior notes				(1,500,000)
Contractual interest expense				0	4,859
Exchangeable Notes, net | Principal amount
Disclosure of detailed information about borrowings [line items]
Debt instruments issued				0	352,171		$ 1,000,000
Exchangeable Notes, net | Class A Ordinary Shares | Top of range
Disclosure of detailed information about borrowings [line items]
Debt conversion, initial exchange rate per share (USD per share) | $ / shares			$ 114.42
Exchangeable Notes, net | Capped Call
Disclosure of detailed information about borrowings [line items]
Payment for cost of capped calls			$ 87,700
Debt instrument, fair value of embedded derivative					124,200
Exchangeable Notes, net | Level 2 | At fair value
Disclosure of detailed information about borrowings [line items]
Fair Value					1,151,000
Term Loan Facility Due October 2025
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,000,000		999,419
Proceeds from borrowings				1,000,000
Term Loan Facility Due October 2025 | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings				1,000,000
Revolving Credit Facility Due October 2025
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		500,000		500,000
Borrowings, additional capacity		$ 250,000
Revolving Credit Facility Due October 2025 | Forecast
Disclosure of detailed information about borrowings [line items]
Repayment obligation amount (as a percentage)	1.25%
Credit Facility Due October 2025
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity					$ 1,500,000
Contractual interest expense				$ 11,600
Credit Facility Due October 2025 | Top of range
Disclosure of detailed information about borrowings [line items]
Undrawn amounts, interest rate		0.0020
Credit Facility Due October 2025 | Top of range | Base rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.50%
Credit Facility Due October 2025 | Top of range | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		1.50%
Credit Facility Due October 2025 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Undrawn amounts, interest rate		0.00075
Credit Facility Due October 2025 | Bottom of range | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.875%